Organization and Overview of the Business (Details) customer in Millions, $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2021 CAD ($) utility customer terminal jurisdiction MW	Dec. 31, 2021 USD ($) utility customer terminal jurisdiction MW	Dec. 31, 2020 CAD ($)
Organization And Overview Of Business [Line Items]
Number of utilities | utility	4	4
Number of jurisdictions | jurisdiction	5	5
Income (loss) from equity investments (note 14)	$ (261)		$ 49
Number of export terminals | terminal	2	2
Number of megawatts of power | MW	578	578
Utilities
Organization And Overview Of Business [Line Items]
Number of customers | customer	1.7	1.7
Utilities customers, base rate		$ 4.7
Utilities | Storage services
Organization And Overview Of Business [Line Items]
Number of customers | customer	0.5	0.5
Midstream | CINGSA
Organization And Overview Of Business [Line Items]
Equity method investment, ownership interest (percent)	65.00%	65.00%
Midstream | Petrogas Preferred Shares
Organization And Overview Of Business [Line Items]
Income (loss) from equity investments (note 14)	$ 4,700